Deposits - Restricted	12 Months Ended
Dec. 31, 2012
Deposits - Restricted [Abstract]
Restricted Cash And Cash Equivalents Disclosure [Text Block]

7.	Deposits – Restricted
The following table presents the Company’s restricted deposits as of December 31, 2012 and 2011 (amounts in thousands):

	December 31, 2012	December 31, 2011
Tax – deferred (1031) exchange proceeds	$152,182	$53,668
Earnest money on pending acquisitions	5,613	7,882
Restricted deposits on debt	—	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other	4,239	3,944
Totals	$250,442	$152,237